Future minimum lease payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Lease Payments [Line Items]
2013	$ 140,579
2014	118,914
2015	102,808
2016	79,213
2017 and thereafter	61,933
Total Minimum Lease Payments	$ 503,447	$ 520,226